Stockholders’ Equity/(Deficit) - Schedule of Outstanding Prepaid Warrants and Common Warrants (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Prepaid Warrants [Member]
Schedule of Outstanding Prepaid Warrants and Common Warrants [Line Items]
Beginning balance	3,871,992
Exercise of Warrants in Exchange for Common Stock	(3,071,992)
Warrants Issued with Series B Preferred Stock	327,868
Ending balance	100,000
Common Warrants [Member]
Schedule of Outstanding Prepaid Warrants and Common Warrants [Line Items]
Beginning balance	382,205
Exercise of Warrants in Exchange for Common Stock	(112,144)
Warrants Issued with Series B Preferred Stock
Ending balance	270,061
Series B Preferred Stock [Member] | Prepaid Warrants [Member]
Schedule of Outstanding Prepaid Warrants and Common Warrants [Line Items]
Exercise of Warrants in Exchange for Common Stock	(1,027,868)
Exercise of Warrants in Exchange for Series B Preferred Stock	(1,027,868)
Series B Preferred Stock [Member] | Common Warrants [Member]
Schedule of Outstanding Prepaid Warrants and Common Warrants [Line Items]
Exercise of Warrants in Exchange for Series B Preferred Stock